STATEMENT OF INVESTMENTS
BNY Mellon Strategic Municipal Bond Fund, Inc.

August 31, 2022 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - .3%
Collateralized Municipal-Backed Securities - .3%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2 (cost $1,356,148)	3.63	5/20/2033	1,235,569		1,195,100

Long-Term Municipal Investments - 148.2%
Alabama - 5.8%
Alabama Special Care Facilities Financing Authority, Revenue Bonds (Methodist Home for the Aging Obligated Group)	5.50	6/1/2030	1,800,000		1,768,704
Alabama Special Care Facilities Financing Authority, Revenue Bonds (Methodist Home for the Aging Obligated Group)	5.75	6/1/2045	1,250,000		1,184,672
Alabama Special Care Facilities Financing Authority, Revenue Bonds (Methodist Home for the Aging Obligated Group)	6.00	6/1/2050	1,500,000		1,444,974
Black Belt Energy Gas District, Revenue Bonds, Refunding, Ser. D1	4.00	6/1/2027	1,000,000	[a]	1,015,381
Jefferson County, Revenue Bonds, Refunding, Ser. F	7.75	10/1/2046	6,000,000	[b]	6,093,974
The Lower Alabama Gas District, Revenue Bonds, Ser. A	5.00	9/1/2046	5,000,000		5,221,216
University of Alabama at Birmingham, Revenue Bonds, Ser. B	4.00	10/1/2036	2,745,000		2,759,809
				19,488,730
Arizona - 6.7%
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund LLC Obligated Group) Ser. A	4.00	11/1/2045	1,500,000		1,382,101
Arizona Industrial Development Authority, Revenue Bonds (Legacy Cares Project) Ser. A	7.75	7/1/2050	4,305,000	[c]	4,584,445
Arizona Industrial Development Authority, Revenue Bonds (Phoenix Children's Hospital Obligated Group)	4.00	2/1/2050	1,500,000		1,370,713

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 148.2% (continued)
Arizona - 6.7% (continued)
Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A	5.25	7/1/2047	1,500,000	[c]	1,524,308
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	1,500,000		1,554,286
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Traditional Schools Project)	5.00	7/1/2049	1,775,000	[c]	1,785,067
Salt Verde Financial Corp., Revenue Bonds	5.00	12/1/2037	1,345,000		1,420,259
Tender Option Bond Trust Receipts (Series 2018-XF2537), (Salt Verde Financial Corporation, Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.00	11.63	12/1/2037	4,550,000	[c,d,e]	4,804,561
The Phoenix Industrial Development Authority, Revenue Bonds (Legacy Traditional Schools Project) Ser. A	6.75	7/1/2044	1,000,000	[c]	1,052,166
The Phoenix Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A	5.00	7/1/2046	3,000,000	[c]	3,014,718
				22,492,624
California - 7.6%
California Municipal Finance Authority, Revenue Bonds, Ser. A	4.00	2/1/2051	1,500,000		1,395,607
Jefferson Union High School District, COP (Teacher & Staff Housing Project) (Insured; Build America Mutual)	4.00	8/1/2055	1,500,000		1,353,962
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2056	4,940,000		5,109,606
Tender Option Bond Trust Receipts (Series 2016-XM0387), (Los Angeles Department of Airports, Revenue Bonds (Los Angeles International Airport)) Non-recourse, Underlying Coupon Rate (%) 5.00	10.49	5/15/2038	6,000,000	[c,d,e]	6,059,826
Tender Option Bond Trust Receipts (Series 2016-XM0390), (The Regents of the University of California, Revenue Bonds, Refunding) Non-recourse, Underlying Coupon Rate (%) 5.00	10.55	5/15/2036	6,260,000	[c,d,e]	6,368,143

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 148.2% (continued)
California - 7.6% (continued)
Tender Option Bond Trust Receipts (Series 2020-XF2876), (San Francisco California City & County Airport Commission, Revenue Bonds, Refunding, Ser. E) Recourse, Underlying Coupon Rate (%) 5.00	11.81	5/1/2050	5,190,000	[c,d,e] 5,375,734
				25,662,878
Colorado - 4.8%
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Covenant Living Communities & Services Obligated Group) Ser. A	4.00	12/1/2050	4,000,000	3,434,005
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2048	2,300,000	2,374,156
Dominion Water & Sanitation District, Revenue Bonds	6.00	12/1/2046	2,604,000	2,660,125
Dominion Water & Sanitation District, Revenue Bonds, Refunding	5.88	12/1/2052	2,750,000	2,750,000
Sterling Ranch Community Authority Board, Revenue Bonds (Insured; Municipal Government Guaranteed) Ser. A	5.00	12/1/2047	1,250,000	1,198,063
Tender Option Bond Trust Receipts (Series 2020-XM0829), (Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group, Ser. A1)) Recourse, Underlying Coupon Rate (%) 4.00	11.23	8/1/2044	3,260,000	[c,d,e] 3,601,935
				16,018,284
Connecticut - 1.8%
Connecticut, Revenue Bonds, Ser. A	5.00	5/1/2038	1,000,000	1,097,794
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Connecticut College) Ser. M	4.00	7/1/2052	1,500,000	1,344,347
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding, Ser. S	4.00	6/1/2051	2,000,000	1,844,517
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. A1	3.65	11/15/2032	530,000	528,801
University of Connecticut, Revenue Bonds, Ser. A	5.00	5/1/2041	1,290,000	1,432,406
				6,247,865

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 148.2% (continued)
District of Columbia - 4.7%
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2049	1,000,000		901,491
Tender Option Bond Trust Receipts (Series 2016-XM0437), (District of Columbia, Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.00	12.15	12/1/2035	14,834,680	[c,d,e]	14,931,099
				15,832,590
Florida - 8.7%
Alachua County Health Facilities Authority, Revenue Bonds (Shands Teaching Hospital & Clinics Obligated Group)	4.00	12/1/2049	1,600,000		1,457,220
Atlantic Beach, Revenue Bonds (Fleet Landing Project) Ser. A	5.00	11/15/2048	2,500,000		2,568,197
Florida Higher Educational Facilities Financial Authority, Revenue Bonds (Ringling College Project)	5.00	3/1/2049	2,000,000		2,029,609
Greater Orlando Aviation Authority, Revenue Bonds, Ser. A	4.00	10/1/2044	1,500,000		1,410,453
Lee County Industrial Development Authority, Revenue Bonds (Shell Point/Waterside Health Project)	5.00	11/15/2049	1,540,000		1,583,958
Palm Beach County Health Facilities Authority, Revenue Bonds (ACTS Retirement-Life Communities Inc. Obligated Group)	5.00	11/15/2045	5,775,000		6,011,827
Palm Beach County Health Facilities Authority, Revenue Bonds (Lifespace Communities Inc. Obligated Group) Ser. B	4.00	5/15/2053	2,000,000		1,500,269
Seminole County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Pointe at UCF Project)	5.75	11/15/2054	1,000,000		907,914
Tender Option Bond Trust Receipts (Series 2019-XF0813), (Fort Myers Florida Utility, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 4.00	7.19	10/1/2049	2,980,000	[c,d,e]	2,821,264
Tender Option Bond Trust Receipts (Series 2019-XM0782), (Palm Beach County Florida Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)) Recourse, Underlying Coupon Rate (%) 4.00	8.35	8/15/2049	5,535,000	[c,d,e]	5,218,302

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 148.2% (continued)
Florida - 8.7% (continued)
Tender Option Bond Trust Receipts (Series 2020-XF2877), (Greater Orlando Aviation Authority, Revenue Bonds, Ser. A) Recourse, Underlying Coupon Rate (%) 4.00	8.29	10/1/2049	4,065,000	[c,d,e]	3,746,734
				29,255,747
Georgia - 6.3%
Atlanta Water & Wastewater, Revenue Bonds, Ser. D	3.50	11/1/2028	600,000	[c]	612,886
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A	5.00	7/1/2052	2,500,000		2,599,640
Tender Option Bond Trust Receipts (Series 2016-XM0435), (Private Colleges & Universities Authority, Revenue Bonds, Refunding (Emory University)) Recourse, Underlying Coupon Rate (%) 5.00	12.15	10/1/2043	6,000,000	[c,d,e]	6,100,233
Tender Option Bond Trust Receipts (Series 2019-XF2847), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle Unis 3&4 Project, Ser. A)) Recourse, Underlying Coupon Rate (%) 5.00	12.01	1/1/2056	2,720,000	[c,d,e]	2,806,747
Tender Option Bond Trust Receipts (Series 2020-XM0825), (Brookhaven Development Authority, Revenue Bonds (Children's Healthcare of Atlanta, Ser. A)) Recourse, Underlying Coupon Rate (%) 4.00	9.69	7/1/2044	4,220,000	[c,d,e]	4,387,589
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.25	7/1/2040	1,000,000		1,045,049
The Burke County Development Authority, Revenue Bonds, Refunding (Oglethorpe Power Corp.) Ser. D	4.13	11/1/2045	4,200,000		3,817,615
				21,369,759
Hawaii - .7%
Hawaii Department of Budget & Finance, Revenue Bonds, Refunding (Hawaiian Electric Co.)	4.00	3/1/2037	2,500,000		2,417,444
Illinois - 13.7%
Chicago Board of Education, GO, Refunding, Ser. A	5.00	12/1/2033	1,250,000		1,304,293
Chicago Board of Education, GO, Refunding, Ser. B	5.00	12/1/2032	400,000		420,698
Chicago Board of Education, GO, Refunding, Ser. B	5.00	12/1/2031	500,000		527,983

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 148.2% (continued)
Illinois - 13.7% (continued)
Chicago II, GO, Refunding, Ser. A	6.00	1/1/2038	3,000,000		3,227,158
Chicago II, GO, Refunding, Ser. C	5.00	1/1/2024	1,265,000		1,298,333
Chicago II, GO, Ser. A	5.00	1/1/2044	3,000,000		3,081,162
Chicago II Wastewater Transmission, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2039	2,330,000		2,397,668
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2048	4,000,000		4,077,343
Chicago Transit Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2057	1,000,000		1,066,785
Chicago Transit Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2045	1,000,000		1,064,337
Illinois, GO, Refunding, Ser. A	5.00	10/1/2029	1,000,000		1,072,992
Illinois, GO, Ser. A	5.00	5/1/2038	2,850,000		2,960,533
Illinois, GO, Ser. B	5.00	11/1/2030	1,500,000		1,617,791
Illinois, GO, Ser. D	5.00	11/1/2028	3,000,000		3,203,455
Illinois Finance Authority, Revenue Bonds, Refunding (Plymouth Place Obligated Group)	5.25	5/15/2025	1,000,000	[f]	1,069,410
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Expansion Project)	5.00	6/15/2057	2,500,000		2,546,258
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Project) (Insured; National Public Finance Guarantee Corp.) Ser. A	0.00	12/15/2036	2,500,000	[g]	1,309,136
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2039	2,250,000		2,144,365
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2032	2,000,000		2,250,386
Tender Option Bond Trust Receipts (Series 2017-XM0492), (Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago)) Non-recourse, Underlying Coupon Rate (%) 5.00	10.55	10/1/2040	9,000,000	[c,d,e]	9,435,571
				46,075,657
Indiana - 2.1%
Indiana Finance Authority, Revenue Bonds (Green Bond)	7.00	3/1/2039	4,425,000	[c]	3,534,069
Indiana Finance Authority, Revenue Bonds (Parkview Health System Obligated Group) Ser. A	5.00	11/1/2043	3,500,000		3,666,455
				7,200,524

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 148.2% (continued)
Iowa - 1.9%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)	5.00	12/1/2050	2,195,000		2,224,719
Iowa Finance Authority, Revenue Bonds, Refunding (Lifespace Communities Inc. Obligated Group) Ser. A	4.00	5/15/2053	1,000,000		750,134
Iowa Student Loan Liquidity Corp., Revenue Bonds, Ser. B	5.00	12/1/2032	1,000,000		1,099,643
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2049	1,400,000		1,291,676
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. B1	4.00	6/1/2049	945,000		895,829
				6,262,001
Kentucky - 1.9%
Christian County, Revenue Bonds, Refunding (Jennie Stuart Medical Center Obligated Group)	5.50	2/1/2044	2,800,000		2,864,789
Kentucky Public Energy Authority, Revenue Bonds, Ser. A1	4.00	6/1/2025	2,560,000	[a]	2,582,929
Kentucky Public Energy Authority, Revenue Bonds, Ser. A1	4.00	8/1/2030	1,000,000	[a]	992,390
				6,440,108
Louisiana - 3.2%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Refunding (Westlake Chemical Project)	3.50	11/1/2032	2,400,000		2,321,948
Tender Option Bond Trust Receipts (Series 2018-XF2584), (Louisiana Public Facilities Authority, Revenue Bonds (Franciscan Missionaries of Our Lady Health System Project)) Non-recourse, Underlying Coupon Rate (%) 5.00	11.81	7/1/2047	8,195,000	[c,d,e]	8,398,325
				10,720,273
Maryland - 3.0%
Maryland Economic Development Corp., Revenue Bonds (Green Bond) (Purple Line Transit Partners LLC) Ser. B	5.25	6/30/2052	1,575,000		1,673,908

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 148.2% (continued)
Maryland - 3.0% (continued)
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds (Adventist Healthcare Obligated Group) Ser. A	5.50	1/1/2046	3,250,000		3,403,597
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (Stevenson University Project)	4.00	6/1/2051	1,000,000		854,680
Tender Option Bond Trust Receipts (Series 2016-XM0391), (Mayor & City Council of Baltimore, Revenue Bonds, Refunding (Water Projects)) Non-recourse, Underlying Coupon Rate (%) 5.00	10.55	7/1/2042	4,000,000	[c,d,e]	4,133,003
				10,065,188
Massachusetts - 5.5%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group) Ser. K	5.00	7/1/2038	2,130,000		2,226,598
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2029	1,000,000		1,101,482
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. G	4.00	7/1/2046	1,250,000		1,119,912
Massachusetts Educational Financing Authority, Revenue Bonds, Ser. B	5.00	7/1/2030	1,000,000		1,102,142
Tender Option Bond Trust Receipts (Series 2016-XM0386), (University of Massachusetts Building Authority, Revenue Bonds, Refunding) Non-recourse, Underlying Coupon Rate (%) 5.00	10.54	5/1/2043	7,409,991	[c,d,e]	7,537,822
Tender Option Bond Trust Receipts (Series 2018-XF0610), (Massachusetts Transportation Fund, Revenue Bonds (Rail Enhancement & Accelerated Bridge Programs)) Non-recourse, Underlying Coupon Rate (%) 5.00	10.81	6/1/2047	5,250,000	[c,d,e]	5,567,457
				18,655,413
Michigan - 4.2%
Great Lakes Water Authority Sewage Disposal System, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2036	2,000,000		2,132,229

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 148.2% (continued)
Michigan - 4.2% (continued)
Michigan Building Authority, Revenue Bonds, Refunding	4.00	10/15/2049	2,500,000	2,366,480
Michigan Finance Authority, Revenue Bonds, Refunding (Beaumont-Spectrum)	4.00	4/15/2042	1,000,000	969,207
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. D6	5.00	7/1/2036	1,000,000	1,034,801
Michigan Strategic Fund, Revenue Bonds (AMT-I-75 Improvement Project)	5.00	6/30/2048	5,000,000	4,891,224
Pontiac School District, GO	4.00	5/1/2045	2,700,000	2,629,613
				14,023,554
Minnesota - 1.2%
Duluth Economic Development Authority, Revenue Bonds, Refunding (Essentia Health Obligated Group) Ser. A	5.00	2/15/2058	4,000,000	4,073,746
Missouri - 2.6%
St. Louis Land Clearance for Redevelopment Authority, Revenue Bonds	5.13	6/1/2046	4,715,000	4,825,459
The Missouri Health & Educational Facilities Authority, Revenue Bonds (Lutheran Senior Services Projects) Ser. A	5.00	2/1/2042	1,000,000	1,028,103
The Missouri Health & Educational Facilities Authority, Revenue Bonds (Mercy Health)	4.00	6/1/2053	2,000,000	1,852,047
The Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (Lutheran Senior Services Projects)	5.00	2/1/2046	1,200,000	1,211,937
				8,917,546
Multi-State - .6%
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificates, Revenue Bonds, Ser. M048	3.15	1/15/2036	2,380,000	[c] 2,201,837
Nevada - 2.2%
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.25	6/15/2041	2,770,000	2,771,689
Reno, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	6/1/2058	5,000,000	4,534,740
				7,306,429

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 148.2% (continued)
New Hampshire - .4%
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Springpoint Senior Living Obligated Group)	4.00	1/1/2051	1,500,000		1,280,020
New Jersey - 5.5%
New Jersey, GO (COVID-19 Emergency Bonds) Ser. A	4.00	6/1/2031	1,100,000		1,174,776
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Refunding, Ser. D	4.00	10/1/2024	2,370,000		2,398,874
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2046	1,365,000		1,410,478
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.25	6/15/2043	1,500,000		1,577,507
New Jersey Turnpike Authority, Revenue Bonds, Ser. A	4.00	1/1/2048	2,400,000		2,275,723
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2042	2,025,000		2,055,079
Tender Option Bond Trust Receipts (Series 2018-XF2538), (New Jersey Economic Development Authority, Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.25	12.62	6/15/2040	4,250,000	[c,d,e]	4,394,551
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	1,500,000		1,570,224
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2046	1,670,000		1,683,142
				18,540,354
New York - 8.1%
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. A	4.00	7/1/2050	1,500,000		1,400,933
New York Convention Center Development Corp., Revenue Bonds (Hotel Unit Fee) (Insured; Assured Guaranty Municipal Corp.) Ser. B	0.00	11/15/2049	5,600,000	[g]	1,444,899
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	3,400,000	[c]	3,289,063
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	4.00	9/1/2045	1,000,000		848,590

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 148.2% (continued)
New York - 8.1% (continued)
New York Transportation Development Corp., Revenue Bonds (JFK International Air Terminal LLC)	5.00	12/1/2040	1,200,000		1,248,657
New York Transportation Development Corp., Revenue Bonds (JFK International Air Terminal LLC)	5.00	12/1/2042	1,850,000		1,915,563
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.25	1/1/2050	3,000,000		3,084,451
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal LLC) Ser. A	5.00	12/1/2035	1,100,000		1,151,017
Niagara Area Development Corp., Revenue Bonds, Refunding (Covanta Holding Project) Ser. A	4.75	11/1/2042	1,000,000	[c]	965,942
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 221	4.00	7/15/2055	2,250,000		1,989,588
Tender Option Bond Trust Receipts (Series 2022-XM1004), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) (Insured; Assured Guaranty Municipal Corp., Ser. C)) Non-recourse, Underlying Coupon Rate (%) 4.00	4.67	11/15/2047	5,400,000	[c,d,e]	5,150,067
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A1	5.00	5/15/2051	3,235,000		3,469,878
Westchester County Local Development Corp., Revenue Bonds, Refunding (Purchase Senior Learning Community Obligated Group)	5.00	7/1/2056	1,500,000	[c]	1,244,521
				27,203,169
North Carolina - .9%
North Carolina Medical Care Commission, Revenue Bonds, Refunding (Lutheran Services for the Aging Inc. Obligated Group)	4.00	3/1/2051	2,000,000		1,498,754
North Carolina Turnpike Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	4.00	1/1/2055	1,500,000		1,405,994
				2,904,748

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 148.2% (continued)
Ohio - 4.0%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2048	1,250,000	1,120,393
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. B2	5.00	6/1/2055	10,450,000	9,953,396
Centerville, Revenue Bonds, Refunding (Graceworks Lutheran Services Obligated Group)	5.25	11/1/2047	1,500,000	1,441,212
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.00	2/15/2052	1,000,000	1,011,775
				13,526,776
Oregon - .5%
Medford Hospital Facilities Authority, Revenue Bonds, Refunding (Asante Project) Ser. A	4.00	8/15/2039	1,000,000	946,301
Yamhill County Hospital Authority, Revenue Bonds, Refunding (Friendsview Manor Obligated Group) Ser. A	5.00	11/15/2056	1,000,000	854,033
				1,800,334
Pennsylvania - 3.7%
Allentown School District, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	2/1/2031	1,510,000	1,691,630
Crawford County Hospital Authority, Revenue Bonds, Refunding (Meadville Medical Center Project) Ser. A	6.00	6/1/2046	1,000,000	1,028,510
Franklin County Industrial Development Authority, Revenue Bonds (Menno-Haven Project)	5.00	12/1/2054	1,000,000	891,777
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding	4.00	7/1/2046	1,000,000	894,952
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences)	5.00	11/1/2033	2,805,000	2,904,843
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	4.00	12/1/2051	1,500,000	1,374,048
Philadelphia Water & Wastewater, Revenue Bonds, Ser. A	5.00	11/1/2050	1,500,000	1,616,149
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2039	2,000,000	1,991,202
				12,393,111

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 148.2% (continued)
Rhode Island - .2%
Providence Public Building Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/15/2037	500,000		544,503
South Carolina - 3.9%
South Carolina Jobs-Economic Development Authority, Revenue Bonds (Bishop Gadsden Episcopal Retirement Community Obligated Group)	5.00	4/1/2054	1,000,000		951,264
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. A	4.00	12/1/2055	2,000,000		1,802,032
Tender Option Bond Trust Receipts (Series 2016-XM0384), (South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper)) Non-recourse, Underlying Coupon Rate (%) 5.13	8.54	12/1/2043	10,200,000	[c,d,e]	10,305,384
				13,058,680
Tennessee - .9%
Tender Option Bond Trust Receipts (Series 2016-XM0388), (Metropolitan Government of Nashville & Davidson County, Revenue Bonds, Refunding) Non-recourse, Underlying Coupon Rate (%) 5.00	10.22	7/1/2040	3,000,000	[c,d,e]	3,060,669
Texas - 15.3%
Central Texas Regional Mobility Authority, Revenue Bonds	5.00	1/1/2048	2,500,000		2,596,573
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	7/1/2025	900,000	[f]	961,718
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) Ser. A	4.00	8/15/2047	2,000,000		1,833,347
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership of Texas Inc.) Ser. A	5.75	8/15/2045	2,500,000		2,565,285
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership of Texas Inc.) Ser. D	6.13	8/15/2048	3,000,000		3,113,152
Clifton Higher Education Finance Corp., Revenue Bonds (Uplift Education) Ser. A	4.50	12/1/2044	2,500,000		2,402,533
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	4.00	10/1/2045	2,000,000		1,913,341

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 148.2% (continued)
Texas - 15.3% (continued)
Harris County-Houston Sports Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	0.00	11/15/2051	7,500,000	[g]	1,659,293
Love Field Airport Modernization Corp., Revenue Bonds (Southwest Airlines Co. Project)	5.00	11/1/2028	1,000,000		1,003,017
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (MRC Stevenson Oaks Project)	6.75	11/15/2051	1,000,000		982,353
Tender Option Bond Trust Receipts (Series 2016-XM0377), (San Antonio, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	10.55	2/1/2043	12,450,000	[c,d,e]	12,583,612
Tender Option Bond Trust Receipts (Series 2022-XF1291), (North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B) Non-recourse, Underlying Coupon Rate (%) 3.00	2.95	1/1/2046	10,000,000	[c,d,e]	7,791,603
Tender Option Bond Trust Receipts (Series 2022-XF1366), (Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (Christus Health) Ser. A) Non-recourse, Underlying Coupon Rate (%) 5.00	0.01	7/1/2053	3,200,000	[c,d,e]	3,363,911
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Segment 3C Project)	5.00	6/30/2058	6,150,000		6,220,409
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group LLC)	4.00	6/30/2040	1,350,000		1,280,356
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group LLC)	4.00	6/30/2039	1,500,000		1,426,408
				51,696,911
U.S. Related - 1.3%
Puerto Rico, GO, Ser. A	0.00	7/1/2024	73,499	[g]	67,931
Puerto Rico, GO, Ser. A	0.00	7/1/2033	284,274	[g]	161,779
Puerto Rico, GO, Ser. A1	4.00	7/1/2033	220,898		206,985
Puerto Rico, GO, Ser. A1	4.00	7/1/2037	170,415		152,708
Puerto Rico, GO, Ser. A1	4.00	7/1/2041	231,699		202,346
Puerto Rico, GO, Ser. A1	4.00	7/1/2035	198,557		182,564
Puerto Rico, GO, Ser. A1	4.00	7/1/2046	240,964		204,630

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 148.2% (continued)
U.S. Related - 1.3% (continued)
Puerto Rico, GO, Ser. A1	5.25	7/1/2023	123,351		125,219
Puerto Rico, GO, Ser. A1	5.38	7/1/2025	246,018		253,907
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	243,790		258,711
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	239,835		258,309
Puerto Rico, GO, Ser. A1	5.75	7/1/2031	232,950		255,562
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2034	2,000,000		2,034,485
				4,365,136
Utah - 1.1%
Salt Lake City, Revenue Bonds, Ser. A	5.00	7/1/2042	1,565,000		1,611,388
Utah Infrastructure Agency, Revenue Bonds, Refunding, Ser. A	5.00	10/15/2037	2,000,000		2,022,504
				3,633,892
Virginia - 5.8%
Henrico County Economic Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	10.93	8/23/2027	3,900,000	[d]	4,522,105
Tender Option Bond Trust Receipts (Series 2018-XM0593), (Hampton Roads Transportation Accountability Commission, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.50	12.56	7/1/2057	7,500,000	[c,d,e]	8,595,862
Virginia College Building Authority, Revenue Bonds (Green Bond) (Marymount University Project)	5.00	7/1/2045	1,000,000	[c]	1,005,563
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2052	4,350,000		4,428,038
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (95 Express Lanes LLC)	4.00	1/1/2048	1,000,000		873,737
				19,425,305
Washington - 4.7%
King County School District No. 210, GO (Insured; School Bond Guaranty)	4.00	12/1/2034	2,000,000		2,087,083
Port of Seattle, Revenue Bonds	4.00	4/1/2044	1,000,000		929,859

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 148.2% (continued)
Washington - 4.7% (continued)
Tender Option Bond Trust Receipts (Series 2018-XM0680), (Washington Convention Center Public Facilities District, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	7.11	7/1/2058	10,000,000	[c,d,e] 10,334,519
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	4.00	5/1/2050	1,200,000	1,082,511
Washington Housing Finance Commission, Revenue Bonds (Transforming Age Project) Ser. A	5.00	1/1/2055	1,465,000	[c] 1,256,821
				15,690,793
Wisconsin - 2.7%
Public Finance Authority, Revenue Bonds (Appalachian State University Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	7/1/2055	1,750,000	1,630,891
Public Finance Authority, Revenue Bonds (CHF - Wilmington LLC) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/2058	3,665,000	3,778,080
Public Finance Authority, Revenue Bonds (Cone Health) Ser. A	5.00	10/1/2052	1,000,000	1,048,126
Public Finance Authority, Revenue Bonds (Gannon University Project)	5.00	5/1/2042	750,000	765,500
Public Finance Authority, Revenue Bonds, Refunding (Mary's Woods at Marylhurst Project)	5.25	5/15/2042	750,000	[c] 711,138
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Camillus Health System Obligated Group)	5.00	11/1/2054	1,250,000	1,098,335
				9,032,070
Total Long-Term Municipal Investments (cost $517,476,533)			498,884,668
Total Investments (cost $518,832,681)			148.5%	500,079,768
Liabilities, Less Cash and Receivables			(33.9%)	(114,099,995)
Preferred Stock, at redemption value			(14.6%)	(49,300,000)
Net Assets Applicable to Common Shareholders			100.0%	336,679,773

GO—General Obligation

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2022, these securities were valued at $193,657,067 or 57.52% of net assets.

d The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

e Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

f These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

g Security issued with a zero coupon. Income is recognized through the accretion of discount.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Strategic Municipal Bond Fund, Inc.

August 31, 2022 (Unaudited)

The following is a summary of the inputs used as of August 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	-	1,195,100	-	1,195,100
Municipal Securities	-	498,884,668	-	498,884,668
Liabilities ($)
Other Financial Instruments:
Floating Rate Notes††	-	(116,889,671)	-	(116,889,671)

† See Statement of Investments for additional detailed categorizations, if any.

†† Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity

Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At August 31, 2022, accumulated net unrealized depreciation on investments was $18,752,913, consisting of $7,118,412 gross unrealized appreciation and $25,871,325 gross unrealized depreciation.

At August 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.